3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  215.981.4659

falcoj@pepperlaw.com

January 7, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:                             FundVantage Trust

File Nos. 333-141120 and 811-22027

Ladies and Gentlemen:

On behalf of FundVantage Trust (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that was included in the risk/return summaries in the prospectus, dated December 20, 2013 for the Bradesco Latin American Equity Fund and the Bradesco Brazilian Hard Currency Bond Fund (collectively, the “Funds”), each a series of the Trust. The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Funds.  If you have any questions, please contact the undersigned at 215.981.4659 or, in his absence, to John M. Ford, Esq. at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

Cc:                             Mr. Joel L. Weiss , President of FundVantage Trust

Mr. John M. Ford, Esq.

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